Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Summary of trade and other payables

	2022 £m	2023 £m
Trade payables	129	171
Accruals	844	842
Social security and other taxes	159	174
Other payables	517	487
Deferred income	2,368	2,297
Total	4,017	3,971